Schedule of assets and liabilities denominated in foreign currency (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Exposure in result	R$ (1,001,328)	R$ (110,210)
Exposure of assets and liabilities in foreign currencies	(9,456,299)	(6,960,157)
Cash And Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	2,064,631	2,855,979
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Exposure in result	6,377,104	5,765,753
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	(1,221,354)	(859,790)
Exchange rate variation on other liabilities
IfrsStatementLineItems [Line Items]
Exposure in result	(16,726,412)	(14,947,793)
Other Assets And Liabilities Net [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	49,732	225,694
Hedge [Member]
IfrsStatementLineItems [Line Items]
Exposure in result	R$ 8,454,971	R$ 6,849,947